Taxation (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended				4 Months Ended		12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Shanghai Miyuan	Dec. 31, 2012 Beijing Miyuan	Dec. 31, 2012 Beijing Aizhenxin	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Business Tax, Value Added Tax and Surcharges
Business tax and surcharges rate (as a percent)							0.00%	8.60%
Business tax and surcharges	14,242	12,176	10,246
Transition from PRC Business Tax to PRC Value Added Tax
Number of cities and provinces to which VAT is expanded	8
Value Added Tax rate (as a percent)				3.00%	3.00%	3.00%